Loss before income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of profit before taxation
	Year Ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Depreciation of property, plant and equipment	2,952	2,903	-
Amortization of intangible asset	*-	1	-
Amortization of right-of-use asset	-	-	250
Directors
- salaries and related costs	816	552	1,581
- social benefits contribution	24	-	41
Key management personnel (other than directors)
- salaries and related costs	1,212	1,317	360
- social benefits contribution	-	10	-
Other than directors and key management personnel
- salaries and related costs	689	605	1,404
- social benefits contribution	36	14	23